Equity Investments - Schedule of Equity Investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023
Investments, All Other Investments [Abstract]
Equity method investments under fair value option	$ 576	$ 592
Equity method investments under equity method	10	9
Non-marketable equity securities	162	122
Total equity investments	$ 748	$ 723